Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (1,472,407)	$ 333,179	$ (583,689)	$ 1,762,447
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(319)	(418,597)	(556,030)	(2,136,694)
Unrealized gain on marketable securities held in Trust Account		(58,919)	(142)	(12,428)
Change in fair value of warrant liability	770,250
Changes in operating assets and liabilities:
Prepaid expenses	(43,500)	(62,633)	8,076	(8,076)
Accounts payable and accrued expenses	624,988	12,728	877,453	(4,352)
Net cash used in operating activities	(120,988)	(194,242)	(254,332)	(399,103)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(108,000,000)
Cash withdrawn from Trust Account for redemption of ordinary shares	3,073		97,059,791
Cash withdrawn from Trust Account for working capital purposes			100,000
Net cash provided by investing activities	3,073		97,159,791	(108,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				105,300,000
Proceeds from sale of Private Units				3,950,000
Advance from related party				9,041
Repayment of advances from related party				(81,280)
Repayment of promissory note – related party				(34,259)
Payment of offering costs				(391,875)
Redemption of ordinary shares	3,073		(97,059,791)
Net cash used in financing activities	(3,073)		(97,059,791)	108,751,627
Net Change in Cash	(120,988)	(194,242)	(154,332)	352,524
Cash – Beginning	198,192	352,524	352,524
Cash – Ending	77,204	158,282	198,192	352,524
Non-Cash Investing and Financing Activities:
Initial classification of Ordinary Shares subject to possible redemption				103,741,340
Change in value of ordinary shares subject to possible redemption	$ (5,682,236)	$ 333,179	$ (583,687)	$ 1,762,651